Other Payables and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Payroll payable	$ 864,458	$ 779,115
Interest-free borrowing from third parties	80,100	82,868
Accrued expenses	72,079	74,777
Deposits	14,032	13,839
Other	3,060	325
Other payables and other current liabilities	$ 1,033,729	$ 950,924